GS Mortgage-Backed Securities Trust 2024-NQM1

Exhibit 99.3 - Schedule 3

Client Name:
Client Project Name:	GSMBS 2024-NQM1
Start - End Dates:	11/5/2021 - 4/4/2022
Deal Loan Count:	6

Conditions Report 2.0

Loans in Report:	6
Loans with Conditions:	3

0 - Total Active Conditions

5 - Total Satisfied Conditions

3 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: LTV/CLTV
1 - Property Valuations Review Scope
1 - Category: Property
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Credit/Mtg History

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:
Client Project Name:	GSMBS 2024-NQM1
Start - End Dates:	11/5/2021 - 4/4/2022
Deal Loan Count:	6

Conditions Report 2.0

Loans in Report:	6
Loans with Conditions:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	Property Valuations	Property	Satisfied	C	A	C	A	XXXXXX	Property Issues Indicated	No	Appraisal indicates the subject property is rural. Guidelines from XXX state that rural properties are ineligible for the PrimeX Loan Program. Desk review and AVM are silent about property being rural. UCDP has a score of XXX,	11.10.2021 Client responded - XXX has determined that this property is not considered a rural property. Property is located within XXX minutes of XXX, Texas, has 5 recent comps within the past 2-7 months and all of the comps are located within XXX miles of the subject property. Since property is not considered a rural property by XXX, please clear the exception. ''The determination of a rural property will be made based on the review of the appraisal by XXX (Guidelines dated XXX, Section 14.6(f) page 90). 11.10.2021 Upon further review UCDP code is XX and all comps are within 5 miles of subject property, no further action is required. Exception satisfied.	11.10.2021 Exception satisfied.	(No Data)	Not Applicable	XXXXXXX: Credit score exceeds guidelines
- Clayton Comments:  Representing Credit Score is XX.

XXXXXXX: Significant time in profession
- Clayton Comments:  B1 has been in line of business for 6 years 1 months.

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrowers have lived at current Residence for over X years.

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXXXXX: Addtional collateral with a value equal to at least XX% down payment
- Clayton Comments:  B1 has a mortgage free property

XXXXXXX: DTI below guideline requirement
- Clayton Comments:  DTI XX, max DTI  XX

XXXXXXX: LTV below guideline requirements
- Clayton Comments:  LTV XX, max LTV XX

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXXXXX: Significant time in profession
- Clayton Comments:  The Borrower has been XXX for the past 5.6 years.

XXXXXXX: DTI below guideline requirement
- Clayton Comments:  DTI is XX.XX%; maximum guideline is XX%.

XXXXXXX: Credit score exceeds guidelines
- Clayton Comments:  Borrowers credit score is XXX; guideline minimum is XXX.

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXXXXX: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for over X years

XXXXXXX: LTV below guideline requirements
- Clayton Comments:  LTV of XX.XX is below guideline requirement of XX% for this program

XXXXXXX: Good credit history
- Clayton Comments:  All open accounts are current

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Credit/Mtg History	Satisfied	B	A	B	A	XXXXXX	Collections, charge offs, liens, etc. exceed guidelines	No	Loan approval required that the XXX tax lien filed in XXX be paid in full at closing. Payable to XXX per installment agreement with a balance of $XX,XXX.XX as of XXX. The Closing Statement does not reflect that this was paid in full; please provide evidence that the balance of $XX,XXX.XX has been paid in full.	4.11.2022- Client response- XXX emailed a copy of the payoff of tax lien that's was completed after closing. Payoff amount $XXXXX.XX. 4.11.2022- Clayton response- After further review receipt of payment received that has paid off in full the XXX lien. I uploaded the document to the conditions folder as it was emailed to Clayton by XXX from XXX. Exception to be satisfied.	4.11.2022- Exception has been satisfied	(No Data)	Not Applicable	XXXXXXX: Good credit history
- Clayton Comments:  Good credit history

XXXXXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guidelines

XXXXXXX: DTI below guideline requirement
- Clayton Comments:  DTI is only XX.XX%

XXXXXXX: Additional documented income not used in qualifying
- Clayton Comments:  $XXXXX.XX extra income per month

XXXXXXX Credit score exceeds guidelines
- Clayton Comments: XXX score

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Credit/Mtg History	Waived	B	B	B	B	XXXXXX	Mortgage/rental lates exceed guidelines	No	Missing satisfactory rental history VOR	(No Data)	6.10.2022- Client agreed to waive per email 6.10.2022	(No Data)	Not Applicable	CFCFS2860: Good credit history
- Clayton Comments:  Good credit history

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guidelines

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI is only XX%

CFCFS1749: Additional documented income not used in qualifying
- Clayton Comments:  $XXXXX.XX extra income per month

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  XXX score

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	XXXXXX	Income Documentation Missing	No	Missing proof of XXX	3.22.2022 Client responded - Attached are both the operating agreement and LOE showing proof of ownership for the LLC. Please clear the exception. 3.22.2022 Upon further review the client sent in LOE about XXX and a copy of the Operating Agreement for XXX showing XXX. No further action is required. Exception satisfied.	3.22.2022 Exception satisfied.	(No Data)	Not Applicable	XXXXXXX: Good credit history
- Clayton Comments:  Good credit history

XXXXXXX: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guidelines

XXXXXXX: DTI below guideline requirement
- Clayton Comments:  DTI is only XX.XX%

XXXXXXX: Additional documented income not used in qualifying
- Clayton Comments:  $XXXXX.XX extra income per month

XXXXXXX: Credit score exceeds guidelines
- Clayton Comments:  XXX score

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	XXXXXX	TRID - CD: Loan consummated before end of waiting period	No	Need proof initial CD XXX was received by borrower 3 days before consummation date of XXX.	4/5/2022 - Please see the attached proof of the initial cd for XXX. Please clear the condition. 4/6/2022 - Upon further review Lender provided the proof of the date XXX was received. CD was received by borrower on XXX. No further documentation needed for this exception.	4/6/2022 - Exception satisfied.	(No Data)	Not Applicable	XXXXXXX: Significant time in profession
- Clayton Comments:  The Borrower has been XXX in the same company for XX years.

XXXXXXX: Significant time at current residence
- Clayton Comments:  The Borrower has resided at the current residence for XX years.

XXXXXXX: Mortgage payment history exceeds guidelines
- Clayton Comments:  The Mortgage history has had 0x30 for more than XX months.

XXXXXX	XXXXXX	XXXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	Credit	LTV/CLTV	Satisfied	C	A	C	A	XXXXXX	LTV Exceeds Guideline Requirement by less than X%	No	Provide loan exception for LTV is XX.XX; guideline maximum is XX%.	4.6.2022 Client responded - The LTV PER GUIDELINES IS XX% LOAN APPROVAL AT XX% .. Please clear the exception. 4.6.2022 Upon further review The Loan approval has Appraised value of $XXX and Purchase Price of $XXX. The appraisal in the file shows a value of $XXX. There is nothing in the file to support $XXX for the value. Using $XXX the LTV is XX.XX% which is greater than XX%. Exception remains.4.7.2022 Client responded - Please see the attached exception for the LTV. Please clear the exception. 4.7.2022 Upon further review client sent Loan Exception Request approved by management for LTV of XX.XX% No further action is required. Exception satisfied.	4.7.2022 Exception satisfied.	(No Data)	Not Applicable	XXXXXXX: Significant time in profession
- Clayton Comments:  The Borrower has been XXX in the same company for XX years.

XXXXXXX: Significant time at current residence
- Clayton Comments:  The Borrower has resided at the current residence for XX years.

XXXXXXX: Mortgage payment history exceeds guidelines
- Clayton Comments:  The Mortgage history has had 0x30 for more than XX months.

Client Name:
Client Project Name:	GSMBS 2024-NQM1
Start - End Dates:	11/5/2021 - 4/4/2022
Deal Loan Count:	6

Conditions Report 2.0

Loans in Report:	6
Loans with Conditions:	3

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Overall Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Credit Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Property Valuations Loan Grade	Initial Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Final Moody, Fitch, DBRS, Morningstar, Kroll Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
XXXXXX	Yes	XXXXXX	XXXXXX	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	Not Applicable
XXXXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XXXXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No
XXXXXX	Yes	XXXXXX	XXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	Not Applicable
XXXXXX	Yes	XXXXXX	XXXXXX	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Not Applicable
XXXXXX	Yes	XXXXXX	XXXXXX	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	No